Expense Example	Mar. 31, 2026 USD ($)
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	718
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	927
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	534
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	393
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,156
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,529
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	390
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,121
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,486
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640